SIGNIFICANT ACCOUNTING POLICIES (lease) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Accounting Policies [Abstract]
Operating lease right-of-use assets	$ 123,928	$ 72,047	$ 73,366